Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Accumulated other comprehensive income

10.       Accumulated other comprehensive income

In the first half of 2023, accumulated other comprehensive income decreased with unrealized loss of $2,628, compared to unrealized income of $21,176, in the respective prior year period, which resulted from changes in fair value of financial instruments.